Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2023
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	Amounts due from financial institutions, net of provisions for expected loss

	12/31/2023	12/31/2022
Interbank deposit investments	2,451,736	2,383,526
Loans to financial institutions (a)	1,236,536	1,845,665
Interbank onlending	31,487	31,805
Expected loss	(1,253)	(2,140)
Total	3,718,506	4,258,856

(a)    Refers substantially to the anticipation of receivables.